Supplement to the

Fidelity® Equity-Income Fund

A Fund of Fidelity Devonshire Trust

STATEMENT OF ADDITIONAL INFORMATION

March 31, 2008

The following information supplements similar information found in the "Management Contract" section on page 29.

Sub-Advisers - FMR H.K. and FMR Japan. On behalf of the fund, FMR has entered into sub-advisory agreements with FMR H.K. and FMR Japan. Pursuant to the sub-advisory agreements, FMR may receive from the sub-advisers investment research and advice on issuers outside the United States (non-discretionary services) and FMR may grant the sub-advisers investment management authority and the authority to buy and sell securities if FMR believes it would be beneficial to the fund (discretionary services). FMR, and not the fund, pays the sub-advisers.

EQUB-08-01 October 30, 2008
1.712070.110

Supplement to the

Fidelity® Equity-Income Fund

A Fund of Fidelity Devonshire Trust

Class K

STATEMENT OF ADDITIONAL INFORMATION

May 4, 2008

The following information supplements similar information found in the "Management Contract" section on page 30.

Sub-Advisers - FMR H.K. and FMR Japan. On behalf of the fund, FMR has entered into sub-advisory agreements with FMR H.K. and FMR Japan. Pursuant to the sub-advisory agreements, FMR may receive from the sub-advisers investment research and advice on issuers outside the United States (non-discretionary services) and FMR may grant the sub-advisers investment management authority and the authority to buy and sell securities if FMR believes it would be beneficial to the fund (discretionary services). FMR, and not the fund, pays the sub-advisers.

EQUB-K-08-01 October 30, 2008
1.881215.100

Supplement to the

Fidelity® Large Cap Growth Fund
Fidelity Large Cap Value Fund
Fidelity Mid Cap Growth Fund
Fidelity Mid Cap Value Fund

Funds of Fidelity Devonshire Trust

STATEMENT OF ADDITIONAL INFORMATION

March 31, 2008

The following information supplements similar information found in the "Management Contracts" section beginning on page 33.

Sub-Advisers - FMR H.K. and FMR Japan. On behalf of each fund, FMR has entered into sub-advisory agreements with FMR H.K. and FMR Japan. Pursuant to the sub-advisory agreements, FMR may receive from the sub-advisers investment research and advice on issuers outside the United States (non-discretionary services) and FMR may grant the sub-advisers investment management authority and the authority to buy and sell securities if FMR believes it would be beneficial to the funds (discretionary services). FMR, and not the funds, pays the sub-advisers.

LMCB-08-01 October 30, 2008
1.774031.111

Supplement to the

Fidelity Advisor Large Cap Growth Fund
Class A, Class T, Class B, Class C, and Institutional Class

Classes of Fidelity® Large Cap Growth Fund
Fidelity Advisor Large Cap Value Fund

Class A, Class T, Class B, Class C, and Institutional Class
Classes of Fidelity Large Cap Value Fund

Fidelity Advisor Mid Cap Growth Fund
Class A, Class T, Class B, Class C, and Institutional Class

Classes of Fidelity Mid Cap Growth Fund
Fidelity Advisor Mid Cap Value Fund

Class A, Class T, Class B, Class C, and Institutional Class
Classes of Fidelity Mid Cap Value Fund

Funds of Fidelity Devonshire Trust

STATEMENT OF ADDITIONAL INFORMATION

March 31, 2008

The following information supplements similar information found in the "Management Contracts" section beginning on page 29.

Sub-Advisers - FMR H.K. and FMR Japan. On behalf of each fund, FMR has entered into sub-advisory agreements with FMR H.K. and FMR Japan. Pursuant to the sub-advisory agreements, FMR may receive from the sub-advisers investment research and advice on issuers outside the United States (non-discretionary services) and FMR may grant the sub-advisers investment management authority and the authority to buy and sell securities if FMR believes it would be beneficial to the funds (discretionary services). FMR, and not the funds, pays the sub-advisers.

ACOM1B-08-01 October 30, 2008
1.848945.102

Supplement to the
Fidelity® Series Large Cap Value Fund and Fidelity Series All-Sector Equity Fund
October 5, 2008
Prospectus

The following information replaces similar information found on the front cover.

Fidelity®

Series Large Cap Value

Fund

(fund number 2116, trading symbol FLVSX)

Fidelity

Series All-Sector Equity

Fund

(fund number 2115, trading symbol FSAEX)

DLF-08-01 October 30, 2008
1.882075.100

Supplement to the

Fidelity® Series Large Cap Value Fund

Fidelity Series All-Sector Equity Fund

Funds of Fidelity Devonshire Trust

STATEMENT OF ADDITIONAL INFORMATION

October 5, 2008

The following information supplements similar information found in the "Management Contract" section beginning on page 26.

Sub-Adviser - FMR Japan. On behalf of each fund, FMR has entered into a sub-advisory agreement with FMR Japan. Pursuant to the sub-advisory agreement, FMR may receive from the sub-adviser investment research and advice on issuers outside the United States (non-discretionary services) and FMR may grant the sub-adviser investment management authority and the authority to buy and sell securities if FMR believes it would be beneficial to the funds (discretionary services). FMR, and not the funds, pays the sub-adviser.

DLFB-08-01 October 30, 2008
1.881204.100

Supplement to the

Fidelity® Real Estate Investment Portfolio

A Fund of Fidelity Devonshire Trust

STATEMENT OF ADDITIONAL INFORMATION

September 29, 2008

The following information supplements similar information found in the "Management Contract" section on page 28.

Sub-Advisers - FMR H.K. and FMR Japan. On behalf of the fund, FMR has entered into sub-advisory agreements with FMR H.K. and FMR Japan. Pursuant to the sub-advisory agreements, FMR may receive from the sub-advisers investment research and advice on issuers outside the United States (non-discretionary services) and FMR may grant the sub-advisers investment management authority and the authority to buy and sell securities if FMR believes it would be beneficial to the fund (discretionary services). FMR, and not the fund, pays the sub-advisers.

REAB-08-01 October 30, 2008
1.712071.111

Supplement to the

Fidelity® Utilities Fund
A Fund of Fidelity Devonshire Trust

STATEMENT OF ADDITIONAL INFORMATION

March 31, 2008

The following information supplements similar information found in the "Management Contracts"section beginning on page 30.

Sub-Advisers - FMR H.K. and FMR Japan. On behalf of the fund, FMR has entered into sub-advisory agreements with FMR H.K. and FMR Japan. Pursuant to the sub-advisory agreements, FMR may receive from the sub-advisers investment research and advice on issuers outside the United States (non-discretionary services) and FMR may grant the sub-advisers investment management authority and the authority to buy and sell securities if FMR believes it would be beneficial to the fund (discretionary services). FMR, and not the fund, pays the sub-advisers.

UIFB-08-01 October 30, 2008
1.712214.112